Line of Credit - Bank (Details) - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Line of Credit - Bank [Abstract]
Balance of the line of credit	$ 20,000		$ 4,885
Line of credit available	30,000	50,000
Line of credit	20,000	0
Revolving Line of Credit [Member]
Line of Credit - Bank [Abstract]
Revolving line of credit	$ 50,000	$ 50,000
Debt interest rate	12.50%	10.50%	7.50%
Chief Executive Officer [Member]
Line of Credit - Bank [Abstract]
Debt interest rate	4.25%	4.25%